UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07292

                    NORTH AMERICAN GOVERNMENT BOND FUND, INC.
                         535 Madison Avenue, 30th Floor
                            New York, New York 10022
                                 (212) 446-5600

                           R. Alan Medaugh, President
                         535 Madison Avenue, 30th Floor
                            New York, New York 10022
                                 (212) 446-5600

                       Date of fiscal year end: October 31

              Date of reporting period: May 1, 2005 - July 31, 2005

Item 1.  Schedule of Investments.

NORTH AMERICAN GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                                                                                    JULY 31, 2005
                                                                         INTEREST      MATURITY      PAR/NOMINAL         MARKET
SECURITY                                                                  RATE          DATE          VALUE/1/           VALUE
------------------------------------------------------------------------------------------------------------------------------------

CANADIAN SECURITIES - 7.64%
Canadian Government Bond                                                 5.000%          6/1/14      C 17,360,000        15,376,669
                                                                                                                 -------------------

              TOTAL CANADIAN SECURITIES
                     (COST $14,947,135)                                                                                  15,376,669
                                                                                                                 -------------------

MEXICAN SECURITIES - 16.41%
Mexican Bono/2/                                                          8.000%        12/28/06      P 42,052,500         3,908,028
Mexican Bono/2/                                                          8.000%        12/24/08       179,518,000        16,428,743
Mexican Bono/2/                                                          9.000%        12/24/09        80,112,300         7,502,499
Mexican Bono/2/                                                          9.000%        12/20/12        31,470,000         2,913,733
Mexican Bono/2/                                                          9.500%        12/18/14        24,013,700         2,274,849
                                                                                                                 -------------------

              TOTAL MEXICAN SECURITIES
                     (COST $31,160,211)                                                                                  33,027,852
                                                                                                                 -------------------

US SECURITIES - 70.59%
Treasury Bond                                                            1.500%         3/31/06       $ 2,550,000         2,512,148
Treasury Bond                                                            2.750%         6/30/06         6,000,000         5,940,000
Treasury Bond                                                            2.375%         8/15/06         2,000,000         1,969,063
Treasury Bond                                                            3.125%         1/31/07         5,000,000         4,938,281
Treasury Bond                                                            3.000%         2/15/08        16,100,000        15,702,531
Treasury Bond                                                            3.250%         8/15/08         5,500,000         5,373,672
Treasury Bond                                                            3.125%         9/15/08         2,000,000         1,945,312
Treasury Bond                                                            5.000%         2/15/11        19,500,000        20,322,656
Treasury Bond                                                            5.000%         8/15/11         6,500,000         6,792,500
Treasury Bond                                                            4.250%         8/15/13         9,750,000         9,766,758
Treasury Bond                                                            4.125%         5/15/15        11,500,000        11,358,047
Treasury Bond                                                            7.625%         2/15/25        10,100,000        14,080,031
Treasury Bond                                                            6.000%         2/15/26        11,500,000        13,692,188
Treasury Bond                                                            6.375%         8/15/27        22,100,000        27,673,344
                                                                                                                 -------------------

              TOTAL US SECURITIES
                     (COST $145,462,319)                                                                                142,066,531
                                                                                                                 -------------------

REPURCHASE AGREEMENT - 3.50%
             JPMORGAN CHASE BANK, N.A.
                        Dated 7/29/05, 2.500%, principal and interest in the
                        amount of $7,041,467 due 8/1/05, collaterized by US
                        Treasury Security, par value of $11,340,000, due 2/15/16
                        with a value of $7,181,282                                                                        7,040,000
                                                                                                                 -------------------

              TOTAL REPURCHASE AGREEMENT
                     (COST $7,040,000)                                                                                    7,040,000
                                                                                                                 -------------------

TOTAL INVESTMENTS - 98.14%
                  (COST $198,609,665)*                                                                                  197,511,052
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.86%                                                                             3,748,976
                                                                                                                 -------------------
NET ASSETS - 100.00%                                                                                                  $ 201,260,028
                                                                                                                 ===================

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/1/ Par Value is shown in local currency: Canadian dollars (C), Mexican pesos (P) and US dollars ($).
/2/ Bonos are fixed rate, local currency-denominated coupon bonds issued by the Mexican government.
*   Cost for Federal income tax purposes is substantially the same as for financial statement purposes and the net unrealized appreciation (depreciation) consists of:
           Gross Unrealized Appreciation                                                   $2,448,436
           Gross Unrealized Depreciation                                                   (3,547,049)
                                                                                ----------------------
           Net Unrealized Appreciation (Depreciation)                                     ($1,098,613)
                                                                                ======================

Item 2.  Controls and Procedures.
(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


North American Government Bond Fund, Inc.

By:      /s/ R. Alan Medaugh
         __________________________
         R. Alan Medaugh, President

Date:    September 26, 2005
         __________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Alan Medaugh
         __________________________
         R. Alan Medaugh, President

Date:    September 26, 2005
         __________________________


By:      /s/ Stephen V. Killorin
         __________________________
         Stephen V. Killorin, Treasurer

Date:    September 26, 2005
         __________________________